Property, Plant and Equipment (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		$ 33
Reversal of impairment Losses	$ 780
Impairment losses related to other non-current assets		19
Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses	105
Impairment losses related to other non-current assets		0
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses	26
Impairment losses related to other non-current assets		0
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses	491
Impairment losses related to other non-current assets		14
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses	149
Impairment losses related to other non-current assets		0
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses	9
Impairment losses related to other non-current assets		5
White Springs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit	770
Reversal of impairment Losses	$ 330
After tax discount rate	12.00%
Impairment Loss			$ 215	$ 250
Aurora [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit	$ 2,900
Reversal of impairment Losses	$ 450
After tax discount rate	10.40%
Impairment Loss			$ 545
Retail [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		0
Reversal of impairment Losses	$ 0
Potash [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		7
Reversal of impairment Losses	0
Nitrogen [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		22
Reversal of impairment Losses	0
Phosphate [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		4
Reversal of impairment Losses	780
Corporate and Others Segment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		0
Reversal of impairment Losses	0
Eliminations [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)		$ 0
Reversal of impairment Losses	$ 0